Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Useful Lives of Property Plant and Equipment	Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:
Buildings	20 years
Computer software	10 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Office equipment	3-5 years
Motor vehicles	5 years
Mechanical equipment	3-10 years

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives are as follows:
Land use right	50 years
Software	18 - 65 months
Non-patent technology	1 - 3 years
Patents	2 - 10 years
License	20 years

Schedule of Financial Asset Carried at Fair Value on a Recurring Basis	The financial asset carried at fair value on a recurring basis as of December 31, 2023 and 2022 is as follows:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance

Short-term investments
As of December 31, 2023	$496,122	$-	$-	$496,122
As of December 31, 2022	$5,611,815	$223,562	$-	$5,835,377